FAIR VALUE MEASUREMENTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
FAIR VALUE MEASUREMENTS [Abstract]
Estimated fair value of other long-term obligations.	$ 5,400,000	$ 5,500,000
Other long-term obligations	$ 5,222,772	$ 5,532,153
Weighted-average borrowing rate	3.35%	6.65%